Financial Income and Expenses	12 Months Ended
Dec. 31, 2022
Financial Income and Expenses
Financial Income and Expenses

Note 9. Financial Income and Expenses

	Years Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Financial income:
Interest income, bank	$13	$—	$—
Change in fair value of warrant liability	395	—	—
Foreign exchange gains	2,423	2,039	216
Total financial income	2,831	2,039	216
Financial expenses:
Interest expenses	(34)	(5)	(29)
Interest expenses, lease liabilities	(176)	(123)	—
Interest expenses, loan from lessor	(588)	(31)	—
Foreign exchange losses	(710)	(756)	(194)
Total financial expenses	(1,508)	(915)	(223)
Net financial items	$1,323	$1,124	$(7)